Stockholders' Equity - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 24, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2016
Stockholders' Equity (Details) [Line Items]
Preferred stock authorized, number		1,000,000	1,000,000
Par value of preferred stock		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock outstanding, number		0	0
Over-Allotment Option [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate conversion basis percentage		20.00%
Class A Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		200,000,000	200,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		0	0
Common Stock, shares, outstanding		0	0
Common stock subject to possible redemption, at redemption value		46,000,000	46,000,000
Class A Common Stock | Restated [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares issued			8,351,205
Common Stock, shares, outstanding			8,351,205
Common stock subject to possible redemption, at redemption value			37,648,795
Class B Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		20,000,000	20,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		11,500,000	11,500,000
Common Stock, shares, outstanding		11,500,000	11,500,000
LCP Edge Intermediate, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		60,000	60,000	60,000	60,000
Common stock par value (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued		54,358	54,358	54,538
Common Stock, shares, outstanding		54,358	54,358	49,205
LCP Edge Intermediate, Inc. [Member] | Common Stock
Stockholders' Equity (Details) [Line Items]
Dividends declared			$ 0
Dividends paid			$ 0
LCP Edge Intermediate, Inc. [Member] | Class A Common Stock
Stockholders' Equity (Details) [Line Items]
Dividends paid on preferred shares	$ 13,700,000
LCP Edge Intermediate, Inc. [Member] | Preferred Class A [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock authorized, number		1,500	1,500	1,500
Par value of preferred stock		$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued		935	935	935
Preferred stock outstanding, number		931	931	935
Dividends on preferred stock		8.00%	8.00%
Aggregate liquidation preference on preferred stock	$ 8,465,000	$ 8,465,000	$ 8,465,000	$ 8,499,000
Per value of modified preferred liquidation preference	$ 100,000
Modified aggregate liquidation preference on preferred stock	$ 85,000,000
Modified total distribution of preferred liquidation preference amount	$ 98,700,000